UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jetstream Capital LLC
Address: 12 Cadillac Drive
         Suite 280
         Brentwood, TN  37027

13F File Number:  28-11595

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Beth Peters
Title:     Chief Financial Officer
Phone:     615-425-3400

Signature, Place, and Date of Signing:

     /s/ Beth Peters     Franklin, TN     May 15, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     50

Form13F Information Table Value Total:     $370,079 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     7537   158000 SH       SOLE                        0        0   158000
ACCENTURE LTD BERMUDA          CL A             G1150G111    10787   392397 SH       SOLE                        0        0   392397
ACXIOM CORP                    COM              005125109     4990   674300 SH       SOLE                        0        0   674300
ADVANCE AUTO PARTS INC         COM              00751Y106     6408   156000 SH       SOLE                        0        0   156000
AECOM TECHNOLOGY CORP DELAWA   COM              00766T100     6693   256630 SH       SOLE                        0        0   256630
AERCAP HOLDINGS NV             SHS              N00985106     2367   728300 SH       SOLE                        0        0   728300
ALLSCRIPT MISYS HEALTCAR SOL   COM              01988P108     3599   349800 SH       SOLE                        0        0   349800
AMERICAN EXPRESS CO            COM              025816109     5752   422000 SH       SOLE                        0        0   422000
AMERICAN ITALIAN PASTA CO      CL A             027070101     4153   119300 SH       SOLE                        0        0   119300
APPLE INC                      COM              037833100    10060    95700 SH       SOLE                        0        0    95700
BANK OF NEW YORK MELLON CORP   COM              064058100     5812   205720 SH       SOLE                        0        0   205720
BEST BUY INC                   COM              086516101     7140   188100 SH       SOLE                        0        0   188100
BRINKS HOME SEC HLDGS INC      COM              109699108     6088   269400 SH       SOLE                        0        0   269400
BRISTOL MYERS SQUIBB CO        COM              110122108     4022   183500 SH       SOLE                        0        0   183500
BROADCOM CORP                  CL A             111320107    11926   596900 SH       SOLE                        0        0   596900
CB RICHARD ELLIS GROUP INC     CL A             12497T101     6624  1643600 SH       SOLE                        0        0  1643600
CHILDRENS PL RETAIL STORES I   COM              168905107     6711   306600 SH       SOLE                        0        0   306600
CIT GROUP INC                  COM              125581108     9547  3349700 SH       SOLE                        0        0  3349700
COPA HOLDINGS SA               CL A             P31076105     6365   222025 SH       SOLE                        0        0   222025
EMERGENT BIOSOLUTIONS INC      COM              29089Q105     2799   207200 SH       SOLE                        0        0   207200
FIRST AMERN CORP CALIF         COM              318522307     3892   146800 SH       SOLE                        0        0   146800
FIRST SOLAR INC                COM              336433107     7962    60000 SH       SOLE                        0        0    60000
FLOWSERVE CORP                 COM              34354P105      331     5900 SH       SOLE                        0        0     5900
FLUOR CORP NEW                 COM              343412102     8973   259700 SH       SOLE                        0        0   259700
GOLDMAN SACHS GROUP INC        COM              38141G104    14588   137600 SH       SOLE                        0        0   137600
GULFMARK OFFSHORE INC          COM              402629109     3746   157000 SH       SOLE                        0        0   157000
HEWLETT PACKARD CO             COM              428236103    11000   343100 SH       SOLE                        0        0   343100
HONEYWELL INTL INC             COM              438516106     4856   174300 SH       SOLE                        0        0   174300
INTERNATIONAL BUSINESS MACHS   COM              459200101     9941   102600 SH       SOLE                        0        0   102600
JONES LANG LASALLE INC         COM              48020Q107      698    30000 SH       SOLE                        0        0    30000
JOY GLOBAL INC                 COM              481165108     7815   366900 SH       SOLE                        0        0   366900
JPMORGAN CHASE & CO            COM              46625H100    33937  1276800 SH       SOLE                        0        0  1276800
KB HOME                        COM              48666K109    12173   923578 SH       SOLE                        0        0   923578
METLIFE INC                    COM              59156R108    26589  1167700 SH       SOLE                        0        0  1167700
MORGAN STANLEY                 COM NEW          617446448    12319   541000 SH       SOLE                        0        0   541000
PERFECT WORLD CO LTD           SPON ADR REP B   71372U104     5886   418900 SH       SOLE                        0        0   418900
PETMED EXPRESS INC             COM              716382106     2131   129300 SH       SOLE                        0        0   129300
QUESTCOR PHARMACEUTICALS INC   COM              74835Y101     3188   648000 SH       SOLE                        0        0   648000
SHANDA INTERACTIVE ENTMT LTD   SPONSORED ADR    81941Q203    10615   268522 SH       SOLE                        0        0   268522
ST JUDE MED INC                COM              790849103     4163   114600 SH       SOLE                        0        0   114600
SUNTECH PWR HLDGS CO LTD       ADR              86800C104     1896   162200 SH       SOLE                        0        0   162200
SYBASE INC                     COM              871130100    10265   338900 SH       SOLE                        0        0   338900
SYNAPTICS INC                  COM              87157D109     5033   188073 SH       SOLE                        0        0   188073
TD AMERITRADE HLDG CORP        COM              87236Y108     5050   365700 SH       SOLE                        0        0   365700
TYCO INTERNATIONAL LTD - SWITZ COM              H89128104     8198   419100 SH       SOLE                        0        0   419100
VISA INC                       COM CL A         92826C839     9972   179350 SH       SOLE                        0        0   179350
VISTAPRINT LIMITED             SHS              G93762204     3791   137900 SH       SOLE                        0        0   137900
WOODWARD GOVERNOR CO           COM              980745103     4525   404700 SH       SOLE                        0        0   404700
YINGLI GREEN ENERGY HLDG CO    ADR              98584B103     1843   306100 SH       SOLE                        0        0   306100
YUM BRANDS INC                 COM              988498101     5323   193700 SH       SOLE                        0        0   193700